CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	May 04, 2013	Feb. 02, 2013	Jan. 28, 2012
Current assets:
Cash and cash equivalents	$ 9,669	$ 8,354	$ 8,512
Accounts receivable-net	17,712	17,040	11,759
Merchandise inventories	365,716	353,329	245,876
Current deferred tax assets	37,006	37,006	4,161
Prepaid expense and other current assets	121,335	77,029	52,570
Total current assets	551,438	492,758	322,878
Property and equipment-net	123,091	111,406	83,558
Goodwill	122,581	122,601	122,595
Trademarks and domain names	47,410	47,410	47,100
Other intangible assets-net	2,134	2,713	5,426
Non-current deferred tax assets	6,868	6,873
Other assets	6,100	5,852	5,253
Total assets	859,622	789,613	586,810
Current liabilities:
Accounts payable and accrued expenses	179,420	145,353	105,694
Deferred revenue and customer deposits	43,095	41,643	25,419
Other current liabilities	32,666	32,428	30,861
Total current liabilities	255,181	219,424	161,974
Revolving line of credit	113,994	82,501	107,502
Term loan			14,798
Deferred rent and lease incentives	30,867	30,784	19,851
Deferred tax liabilities			22,153
Other long-term obligations	4,530	5,293	10,069
Total liabilities	404,572	338,002	336,347
Commitments and contingencies
Stockholders' equity:
Common stock, value	4	4
Additional paid-in capital	509,514	505,883	292,011
Accumulated other comprehensive income	1,180	1,211	1,150
Accumulated deficit	(55,648)	(55,487)	(42,698)
Total stockholders' equity	455,050	451,611	250,463
Total liabilities and stockholders' equity	$ 859,622	$ 789,613	$ 586,810